BONDS AND NOTES ISSUED, Summary of Bonds and Notes Issued (Details) ¥ in Thousands, S/ in Thousands, Bs. in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 PEN (S/)		Dec. 31, 2021 PEN (S/)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 BOB (Bs.)	Jul. 21, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 BOB (Bs.)
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 16,851,889		S/ 17,688,735
Interest payable		155,305		134,411
Notes and debentures issued		S/ 17,007,194		S/ 17,823,146
Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		January 2023		January 2022
Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Maturity		December 2031		March 2032
Senior Notes One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[1]	Semi-annual
Maturity	[1]	April 2023		April 2023
Issued amount | $	[1]				$ 716,301					$ 716,301
Carrying amount	[1]	S/ 2,713,911		S/ 2,821,515
Senior Notes One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[1]	4.25%			4.25%		4.25%	4.25%
Senior Notes Two [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		2.70%			2.70%		2.70%	2.70%
Senior Notes Two [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount		S/ 839,100		S/ 199,400	$ 220,000					50,000
Senior Notes Two [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[2]	Semi-annual
Maturity	[2]	January 2025		January 2025
Issued amount | $	[2]				700,000					700,000
Carrying amount	[2]	S/ 2,623,445		S/ 2,721,570
Senior Notes Two [Member] | Banco de Credito del Peru [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount	[2]	S/ 839,080			$ 220,000
Senior Notes Two [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[2]	2.70%			2.70%		2.70%	2.70%
Senior Notes Three [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[3]	Semi-annual
Maturity	[3]	September 2024		September 2024
Issued amount	[3]	S/ 2,900,000		S/ 2,900,000
Carrying amount	[3]	S/ 2,490,872		S/ 2,484,121
Senior Notes Three [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[3]	4.65%			4.65%		4.65%	4.65%
Senior Notes Four [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[4]	Semi-annual
Maturity	[4]	June 2025		June 2025
Issued amount		S/ 1,907,000		S/ 1,993,500	$ 500,000	[4]				500,000	[4]
Carrying amount	[4]	1,827,682		1,906,364
Senior Notes Four [Member] | Hedges of Net Investment in Foreign Operations [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount		S/ 872,750	[4]		$ 228,800					228,800
Senior Notes Four [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[4]	2.75%			2.75%		2.75%	2.75%
Senior Notes Five [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount				S/ 119,600	$ 30,000					30,000
Senior Notes Five [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[5]	Quarterly
Maturity	[5]	0		March 2022
Issued amount | $	[5]				$ 0					$ 30,000
Carrying amount	[5]	S/ 0		S/ 119,585
Senior Notes Five [Member] | Banco de Credito del Peru [Member] | LIBOR [Member]
Disclosure of detailed information about borrowings [Abstract]
Borrowing term	[5]	3 months
Borrowings basis spread on variable rate	[5]	0.0055
Senior Notes Six [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate				0.45%						0.45%		0.45%	0.45%
Issued amount		S/ 145,700					¥ 5,000,000
Senior Notes Six [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[6]	Semi-annual
Maturity	[6]	December 2023		December 2023
Issued amount | ¥	[6]						5,000,000					¥ 5,000,000
Carrying amount	[6]	S/ 145,522		S/ 172,773
Senior Notes Six [Member] | Banco de Credito del Peru [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount	[6]	S/ 145,715					¥ 5,000,000
Senior Notes Six [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[6]	0.45%			0.45%		0.45%	0.45%
Senior Notes Seven [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate									5.05%
Issued amount | $									$ 30,000
Senior Notes Seven [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about borrowings [Abstract]
Issued amount				S/ 173,200								¥ 5,000,000
Senior Notes Seven [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[7]	Semi-annual
Maturity	[7]	June 2027		0
Issued amount	[7]			S/ 0	$ 30,000
Carrying amount	[7]	S/ 114,246		S/ 0
Senior Notes Seven [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[7]	5.05%			5.05%		5.05%	5.05%
MMT 100 - Secured Notes [Member] | CCR Inc. [Member] | 2012 Series C Floating Rate Certificates [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[8]	4.75%			4.75%		4.75%	4.75%
Interest payment	[8]	Monthly
Maturity	[8]	0		July 2022
Issued amount | $	[8]				$ 0					$ 315,000
Carrying amount	[8]	S/ 0		S/ 104,659
Corporate Bonds and Senior Notes [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 9,987,796		S/ 10,882,272
Corporate Bonds, First Program, First Issuance Series A [Member] | MiBanco Colombia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Quarterly
Maturity		January 2025		0
Issued amount				S/ 0	$ 112,500
Carrying amount		S/ 72,118		S/ 0
Corporate Bonds, First Program, First Issuance Series A [Member] | MiBanco Colombia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		9.00%			9.00%		9.00%	9.00%
Corporate Bonds, Fourth Program, Tenth Issuance (Series A, B and C) [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		0		October 2022 / November 2022
Issued amount		S/ 0		S/ 400,000
Carrying amount		S/ 0		S/ 399,923
Corporate Bonds, Fourth Program, Tenth Issuance (Series A, B and C) [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.31%			5.31%		5.31%	5.31%
Corporate Bonds, Fourth Program, Tenth Issuance (Series A, B and C) [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.50%			5.50%		5.50%	5.50%
Corporate Bonds, Fifth Program, Third Issuance, Series C [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		0		July 2022
Issued amount		S/ 0		S/ 109,310
Carrying amount		S/ 0		S/ 109,182
Corporate Bonds, Fifth Program, Third Issuance, Series C [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.25%			4.25%		4.25%	4.25%
Corporate Bonds, Fifth Program, Third Issuance Series D [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		0		August 2022
Issued amount		S/ 0		S/ 42,660
Carrying amount		S/ 0		42,580
Corporate Bonds, Fifth Program, Third Issuance Series D [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		3.88%			3.88%		3.88%	3.88%
Subordinated bonds [Member]
Disclosure of detailed information about borrowings [Abstract]
Carrying amount		S/ 5,738,414		S/ 6,061,301
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[9]	Semi-annual
Maturity	[9]	July 2030 / September 2031		April 2027 / September 2031
Issued amount | $	[9]				$ 1,350,000					1,350,000
Carrying amount	[9]	S/ 5,064,963		S/ 5,269,458
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[9]	3.13%			3.13%		3.13%	3.13%
Subordinated Bonds One [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[9]	3.25%			3.25%		3.25%	3.25%
Subordinated Bonds, First Program, First Issuance Series A [Member] | Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		0		May 2027
Issued amount		S/ 0		S/ 15,000
Carrying amount		S/ 0		S/ 15,000
Subordinated Bonds, First Program, First Issuance Series A [Member] | Banco de Credito del Peru [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.22%			6.22%		6.22%	6.22%
Subordinated Bonds, First Program, First Issuance Series A [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Quarterly
Maturity		November 2026		November 2026
Issued amount | $					$ 60,000					60,000
Carrying amount		S/ 228,840		S/ 239,220
Subordinated Bonds, First Program, First Issuance Series A [Member] | Pacifico Seguros [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.97%			6.97%		6.97%	6.97%
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		December 2030		December 2030
Issued amount | $					$ 50,000					50,000
Carrying amount		S/ 173,635		S/ 181,511
Subordinated Bonds, Second Program, Second Issuance Series A [Member] | Pacifico Seguros [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		4.41%			4.41%		4.41%	4.41%
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		June 2027		June 2027
Issued amount		S/ 30,000		S/ 30,000
Carrying amount		S/ 30,000		S/ 30,000
Subordinated Bonds, Second Program, First Issuance Series B [Member] | MiBanco [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		7.22%			7.22%		7.22%	7.22%
Subordinated Bonds, Third program, Issuance II [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		0		August 2022
Issued amount | Bs.								Bs. 0					Bs. 137,200
Carrying amount		S/ 0		S/ 80,453
Subordinated Bonds, Third program, Issuance II [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.25%			5.25%		5.25%	5.25%
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2030		August 2030
Issued amount | Bs.								Bs. 100,000					100,000
Carrying amount		S/ 55,653		S/ 58,461
Subordinated Bonds, Third program, Issuance III [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.00%			6.00%		6.00%	6.00%
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Semi-annual
Maturity		August 2028		August 2028
Issued amount | Bs.								Bs. 70,000					Bs. 70,000
Carrying amount		S/ 39,047		S/ 40,922
Subordinated Bonds, Third program, Issuance I [Member] | Banco De Credito De Bolivia [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.25%			6.25%		6.25%	6.25%
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment	[10]	Semi-annual
Maturity	[10]	March 2031		March 2031
Issued amount	[10]	S/ 155,000		S/ 155,000
Carrying amount	[10]	S/ 146,276		S/ 146,276
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	[10]	5.84%			5.84%		5.84%	5.84%
Negotiable Certificates of Deposit [Member] | MiBanco [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		Annual
Maturity		January 2023 / June 2024		January 2022 / August 2025
Issued amount		S/ 356,547		S/ 939
Carrying amount		S/ 356,547		S/ 845
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		3.30%			3.30%		3.30%	3.30%
Negotiable Certificates of Deposit [Member] | MiBanco [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		5.35%			5.35%		5.35%	5.35%
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member]
Disclosure of detailed information about borrowings [Abstract]
Interest payment		To maturity
Maturity		January 2023 / January 2027		January 2022 / December 2024
Issued amount | $					$ 978,455					$ 758,886
Carrying amount		S/ 769,132		S/ 744,317
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member] | Fixed interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		1.00%			1.00%		1.00%	1.00%
Negotiable Certificates of Deposit [Member] | MiBanco Colombia [Member] | Fixed interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		17.10%			17.10%		17.10%	17.10%

[1]	The Bank can redeem the total or part of the notes at any time, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 50 basis point. The payment of principal will take place on the due date of the notes or when the Bank redeems these notes.
[2]	The Bank issued senior notes under the Medium-Term Program proof approximately US$700.0 million at a semi-annual coupon rate of 2.70 percent maturing in January 2025. The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 10, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes. On December 31, 2022, the Bank maintains a CCS which was designated as cash flows hedges of a part of senior notes in U.S. dollar subject to exchange rate risk for a notional amount of US$220.0 million, equivalent to S/839.1 million (US$50.0 million equivalent to S/199.4 million, as of December 31, 2021), see note 13(c). By means of the CCS, the cover part of senior notes was economically converted to soles.
[3]	The Bank can redeem the whole or part of the senior notes between October 17, 2021 and August 16, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes, and (ii) the sum of the present value of cash flows discounted at interest rate equivalent to sovereign bonds issued by the government of Peru or other comparable titles plus 25 basis points. As of August 17, 2024, the Bank may redeem all or part of the senior notes at a redemption price equal to 100 percent of the aggregate amount of the principal to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes.
[4]	In June 2020, Credicorp Ltd. issued Senior Notes for approximately US$500.0 million, equivalent to S/1,907.0 million as of December 31, 2022 (US$500.0 million, equivalent to S/1,993.5 million as of December 31, 2021) at fixed interest rate, whose maturity date is on June 17, 2025. These Senior Notes can redeem the whole or part mainly by the following ways (i) at any time prior to May 17, 2025, make whole or partial call, at Treasury plus 40 basis points, and (ii) at any time on or after May 17, 2025, at par value. The payment of principal will take place on the due date or when Credicorp Ltd. redeems the notes. As of December 31, 2022, the Group has designated as a hedge of a net investment of a foreign operation a portion of these bonds issued for approximately US$228.8 million, equivalent to S/872.8 million (US$228.8 million, equivalent to S/912.2 million, as of December 31, 2021), which hedges by the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), established in Cayman Islands and whose functional currency is the US dollar, see note 34.2(b)(ii). This hedge covers the fluctuation in the exchange rate risk associated with the conversion of the net investment held in ASHC to the Group’s functional currency (soles).
[5]	On December 31, 2022, The interest rate swap (IRS) matured for a nominal amount of US$30.0 million, (US$30.0 million equivalent to S/119.6 million, as of December 31, 2021), see note 13(c), which was designated as cash flows hedge of a corporate bond issued in US dollar at a variable rate. By means of the IRS, this bond was economically converted to a fixed interest rate.
[6]	In November of 2021, the Bank issued Senior Notes for approximately ¥5,000.0 million, equivalent to S/173.2 million as of December 31, 2021 at fixed interest rate of 0.45 percent, which matures on December 31, 2023.As of December 31, 2022, the Bank maintains a currency swap (CCS) for a nominal amount of ¥5,000.0 million, equivalent to S/145.7 million ( ¥5,000.0 million, equivalent to S/173.2 million, as of December 31, 2021), see note 13(c), which was broken down by risk variables into two cross-currency swaps (CCS) with the purpose of being designated as a cash flow hedge of a bond issued in yen at a fixed rate, which was converted to soles through this swap and as a hedge of cash flow from loans.
[7]	On June 21, 2022, the Bank issued Senior Notes under the Medium-Term Bond Program amounting to US$30.0 million at a semi-annual rate of 5.05 percent maturing in June 2027. An amount equivalent to the net proceeds from the offering will be used to finance or refinance, in whole or in part, new or existing green Eligible Projects, as per BCP’s Sustainability Financing Framework dated January 2022. The Bank may redeem all or part of the notes at a redemption price equal to 100 percent of the aggregate amount of the principal of the notes to be redeemed.
[8]	In July 2022, this issue was guaranteed by the future collection of electronic payment orders sent to BCP (including foreign branches) through the Society Worldwide Interbank Financial Telecommunications, through which the correspondent bank uses the network to places orders of payment to the beneficiary that is not a financial institution.
[9]	On July 1, 2020, the Bank issued Subordinated Notes under the Medium-Term Bond Program amounting to US$850.0 million at a semiannual rate of 3.125 percent maturing in July 2030 called “3.125% Fixed Rate Subordinated Notes Due 2030 (Callable 2025).” As of July 1, 2025, It will be paid a fixed interest rate equal to States of U.S. Treasury interest rate, comparable to 5 years, plus 300.0 basic points. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the notes to be redeemed. Thereafter, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (i) 100 percent of the principal amount of the notes and (ii) the sum of the remaining flows discounted to a rate equivalent to the United States Treasury interest rate plus 45 basis points. The payment of the principal will take place on the expiration date of the notes or when the Bank redeems them.On the other hand, effective March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Bond Program for US$500.0 million at a semi-annual coupon rate of 3.25 percent maturing in September 2031. called “Subordinated Bonds at a Fixed Interest Rate at 3.250% maturing in 2031 (Callable in 2026)”. As of September 30, 2026, a fixed interest rate will be paid equal to the United States Treasury interest rate, comparable to 5 years, plus 245.0 basis points. On September 30, 2026, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the subordinated notes to be redeemed. Thereafter, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to the greater of (i) 100 percent of the principal amount of the subordinated notes and (ii) the sum of the cash flows remaining discounted at a rate equivalent to the United States Treasury interest rate plus 40 basis points. Principal payment will take place on the maturity date of the subordinated notes or when the Bank redeems them.
[10]	The payment of the principal will take place on the maturity date, or when Mibanco redeems them, only after a minimum term of 5 years since issuance date.